AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 3, 1995.
                                                             File No. 2-98560
                                                                     811-4334

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                ___

  Pre-Effective Amendment No.                                          ___

  Post-Effective Amendment No. 15                                      [X]

                                      and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

  Amendment No. 13


                           KEYSTONE TAX EXEMPT TRUST
               (Exact name of Registrant as specified in Charter)


             200 Berkeley Street, Boston, Massachusetts 02116-5034
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 338-3200

               Rosemary D. Van Antwerp, Esq., 200 Berkeley Street
                        Boston, Massachusetts 02116-5034
                    (Name and Address of Agent for Service)


It is proposed that this filing will become effective:

[X]  immediately upon filing pursuant to Paragraph (b)

___  on (date) pursuant to Paragraph (b)

___  60 days after filing pursuant to Paragraph (a)(i)

___  on (date) pursuant to Paragraph (a)(i)

___  75 days after filing pursuant to Paragraph (a)(ii)

___  on (date) pursuant to Paragraph (a)(ii) of Rule 485.

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933


                             Proposed     Proposed
Title of                     Maximum      Maximum
Securities     Amount        Offering     Aggregate    Amount of
Being          Being         Price Per    Offering     Registration
Registered     Registered    Unit*        Price**      Fee
-------------------------------------------------------------------
Without        5,981,277     $10.54       $289,998     $100
Par
Value
-------------------------------------------------------------------


 * Computed under Rule 457(d) on the basis of the offering price per share at the close of business on September 25, 1995.

** The calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. 16,413,626 shares of the Fund were redeemed during its fiscal year ended November 30, 1994. Of such shares, 10,459,863 were used for a reduction pursuant to Rule 24f-2(c) during the current year. The remaining 5,953,763 shares are being used for a reduction in this filing.

         The Registrant has filed a declaration puruant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for Registrant's most recent fiscal year ended November 30, 1994 was filed on December 27, 1994.

                           KEYSTONE TAX EXEMPT TRUST

                                  CONTENTS OF

                       POST-EFFECTIVE AMENDMENT NO. 15 TO

                             REGISTRATION STATEMENT



         This Post-Effective Amendment No. 15 to Registration Statement No. 2-98560/811-4334 incorporates by reference, without change, all other information contained in Post-Effective Amendment No. 14 to Registration Statement No. 2-98560/811-4334.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, in The Commonwealth of Massachusetts, on the 3rd day of October, 1995.


                                          KEYSTONE TAX EXEMPT TRUST


                                          By:/s/ George S. Bissell
                                             ----------------------------
                                          George S. Bissell*
                                          Chairman of the Board


                                         *By:/s/ Melina M.T. Murphy
                                             ----------------------------
                                             Melina M.T. Murphy**
                                             Attorney-in-Fact


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 3rd day of October, 1995.


SIGNATURES                             TITLE


/s/ George S. Bissell                  Chairman of the Board and Trustee
-------------------------------
George S. Bissell*


/s/ Albert H. Elfner, III              Chief Executive Officer, President
-------------------------------        and Trustee
Albert H. Elfner, III*


/s/ Kevin J. Morrissey                 Treasurer (Principal Financial
-------------------------------        and Accountng Officer)
Kevin J. Morrissey*



                                      *By:/s/ Melina M.T. Murphy
                                          --------------------------------
                                          Melina M.T. Murphy**
                                          Attorney-in-Fact

SIGNATURES                              TITLE


/s/ Frederick Amling                    Trustee
--------------------------------
Frederick Amling*


/s/ Charles A. Austin, III              Trustee
--------------------------------
Charles A. Austin, III*


/s/ Edwin D. Campbell                   Trustee
--------------------------------
Edwin D. Campbell*


/s/ Charles F. Chapin                   Trustee
--------------------------------
Charles F. Chapin*


/s/ K. Dun Gifford                      Trustee
--------------------------------
K. Dun Gifford*


/s/ Leroy Keith, Jr.                    Trustee
--------------------------------
Leroy Keith, Jr.*


/s/ F. Ray Keyser, Jr.                  Trustee
--------------------------------
F. Ray Keyser, Jr.*


/s/ David M. Richardson                 Trustee
--------------------------------
David M. Richardson*


/s/ Richard J. Shima                    Trustee
--------------------------------
Richard J. Shima*


/s/ Andrew J. Simons                    Trustee
--------------------------------
Andrew J. Simons*



                                       *By:/s/ Melina M.T. Murphy
                                           ------------------------------
                                           Melina M.T. Murphy**
                                           Attorney-in-Fact


** Melina M.T. Murphy, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and attached hereto as Exhibit 24(b)(19).

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, in The Commonwealth of Massachusetts, on the 3rd day of October, 1995.


                                   KEYSTONE TAX EXEMPT TRUST


                                   By:/s/ George S. Bissell
                                      --------------------------------
                                   George S. Bissell*
                                   Chairman of the Board


                                  *By:
                                      --------------------------------
                                      Melina M.T. Murphy**
                                      Attorney-in-Fact


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 3rd day of October, 1995.


SIGNATURES                        TITLE


/s/ George S. Bissell             Chairman of the Board and Trustee
----------------------------
George S. Bissell*


/s/ Albert H. Elfner, III         Chief Executive Officer, President
----------------------------      and Trustee
Albert H. Elfner, III*


/s/ Kevin J. Morrissey            Treasurer (Principal Financial
----------------------------      and Accountng Officer)
Kevin J. Morrissey*



                                 *By:
                                      --------------------------------
                                      Melina M.T. Murphy**
                                      Attorney-in-Fact

SIGNATURES                            TITLE


/s/ Frederick Amling                  Trustee
----------------------------
Frederick Amling*


/s/ Charles A. Austin, III            Trustee
----------------------------
Charles A. Austin, III*


/s/ Edwin D. Campbell                 Trustee
-----------------------------
Edwin D. Campbell*


/s/ Charles F. Chapin                 Trustee
-----------------------------
Charles F. Chapin*


/s/ K. Dun Gifford                    Trustee
-----------------------------
K. Dun Gifford*


/s/ Leroy Keith, Jr.                  Trustee
-----------------------------
Leroy Keith, Jr.*


/s/ F. Ray Keyser, Jr.                Trustee
-----------------------------
F. Ray Keyser, Jr.*


/s/ David M. Richardson               Trustee
-----------------------------
David M. Richardson*


/s/ Richard J. Shima                  Trustee
-----------------------------
Richard J. Shima*


/s/ Andrew J. Simons                  Trustee
-----------------------------
Andrew J. Simons*



                                      *By:
                                           -----------------------------------
                                           Melina M.T. Murphy**
                                           Attorney-in-Fact


** Melina M.T. Murphy, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and attached hereto as Exhibit 24(b)(19).

                               INDEX TO EXHIBITS

                                                                 Page Number
                                                                 In Sequential
Exhibit Number                      Exhibit                    Numbering System
--------------                      -------                    ----------------

      1               Amended and Restated(4)
                      Declaration of Trust(4)

      2               By-Laws(4)

      4               Specimen Stock Certificate(1)

      5           (A) Investment Management Agreement(4)
                  (B) Investment Advisory Agreement(4)

      6           (A) Principal Underwriting Agreement(4)
                  (B) Dealers Agreement(2)

      8               Custodian, Fund Accounting and
                      Recordkeeping Agreement(4)
                      Amendments to Custody Agreement(4)

     10               Opinion and Consent of Counsel

     11               Independent Auditors' Consent

     14               Model Retirement Plans(3)

     15               Distribution Plan(4)

     16               Performance Data Schedules(4)

     17               Powers of Attorney


---------------

         (1)Incorporated herein by reference to Registration Statement No. 2-98560/811-4334.

         (2)Incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant Statement No. 2-98560/811-4334.

         (3)Incorporated herein by reference to Post-Effective Amendment No. 66 to Registration Statement No. 2-10527/811-96.

         (4)Incorporated herein by reference to Post-Effective Amendment No. 14 to Registrant Statement No. 2-98560/811-4334.